RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal and interest payments for note payable		$ 60,318	$ 407,309
Interest Rate	15.00%
Interest payment related Party					$ 561,975	$ 63,216
Accrued unpaid interest				$ 713
Chief Executive Officer [Member]
Promissory note		$ 100,000		250,000
Proceed from advance				$ 35,000
Interest Rate		14.00%		15.00%
Additional promissory note				$ 145,010
Accrued unpaid interest				16,293
Net proceeds				200,000
Payable to the issuer				$ 50,000
Maturity date				Sep. 01, 2023